Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2024
Recoverable taxes
Schedule of recoverable taxes
	December 31, 2024	December 31, 2023
Income tax	12,058	8,042
Value-added tax	435	168
Other taxes	1,095	471
Total	13,588	8,681
Current	7,511	8,483
Non-current	6,077	198